Segments - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Revenue	$ 61,860	$ 60,530	$ 57,350
Plant and Other Property - Net	5,492	5,308	5,668
Operating right-of-use assets—net	3,220	2,878	3,222
Geographic Concentration Risk | Revenue Benchmark | United States
Segment Information
Revenue	25,309	25,098	22,893
Geographic Concentration Risk | Revenue Benchmark | Other countries
Segment Information
Revenue	36,551	35,432	34,457
Geographic Concentration Risk | Property, Plant and Equipment | United States
Segment Information
Plant and Other Property - Net	3,466	3,209	3,375
Geographic Concentration Risk | Property, Plant and Equipment | Other countries
Segment Information
Plant and Other Property - Net	2,027	2,100	2,293
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | United States
Segment Information
Operating right-of-use assets—net	1,249	1,074	1,148
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | Japan
Segment Information
Operating right-of-use assets—net	340	259	398
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | Other countries
Segment Information
Operating right-of-use assets—net	$ 1,631	$ 1,545	$ 1,676